Property, Plant and Equipment, Net (Details) - CNY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2014
Property, Plant and Equipment, Net [Abstract]
Asset impairment on property, plant and equipment	¥ 29.9	¥ 29.9